S000065837 [Member] Investment Objectives and Goals - FlexShares US Quality Low Volatility Index Fund	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	FlexShares® US Quality Low Volatility Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust Quality Low Volatility IndexSM (the “Underlying Index”).